INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES

14. INCOME TAXES

Cayman Islands Taxation

The Company and certain subsidiaries are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and those subsidiaries are not subject to income tax.

British Virgin Islands Taxation

The Company’s intermediate offshore holding companies, WXAT BVI, WX (BVI) Ltd., Sino Path Holdings Ltd. and XBL (BVI) Ltd., are incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, these four intermediate offshore holding companies are not subject to income tax.

Hong Kong Taxation

Certain of the Company’s subsidiaries, including Shanghai AppTec (HK) Ltd., Wuxi AppTec (HK) Ltd. STAHK, XBL-HK Ltd. and WuXi Biologics (Hong Kong) Ltd., are incorporated in Hong Kong and were subject to Hong Kong profit tax at a rate of 16.5% in 2014.

PRC Taxation

Under the PRC’s Unified Enterprise Income Tax Law (“EIT Law”), Foreign-Invested Enterprises (“FIEs”) and domestic companies are subject to a uniform tax rate of 25% effective from January 1, 2008. The EIT Law provides a five-year transition period from its effective date for those enterprises that were established before the promulgation of the new tax law and that were entitled to a preferential lower tax rate under the then-effective tax laws or regulations. In addition, according to the EIT Law, entities that qualify as High and New Technology Enterprises (“HNTEs”) supported by the PRC government benefit from a tax rate of 15% compared to the uniform tax rate of 25%.

WASH, a manufacturing FIE located in the China (Shanghai) Pilot Free Trade Zone was recognized as an HNTE in 2008 and successfully renewed its certificate as an HNTE in 2011 and 2014, thereby becoming eligible to enjoy a preferential tax rate of 15% from 2008 to 2016.

STA and WATJ, which are located in Shanghai and Tianjin, respectively, are entitled to the two-year exemption and three-year 50% reduction (“2+3 tax holiday”) under the old Foreign Enterprise Income Tax Law (“FEIT”) and started to utilize this “2+3 tax holiday” in 2008. As a result, these subsidiaries were subject to income tax rates of 0%, 0%, 12.5%, 12.5% and 12.5% for 2008, 2009, 2010, 2011 and 2012, respectively. In 2008, STA and WATJ were recognized as HNTEs and successfully renewed certificates as HNTEs twice in 2011 and 2014, making them eligible to enjoy a 15% preferential tax rate as HNTEs from 2008 to 2016. In 2010, WASZ, located in Suzhou, was recognized as an HNTE and successfully renewed certificates as HNTEs in 2013, making it eligible to enjoy a 15% preferential tax rate as an HNTE from 2010 to 2015. However, according to the relevant transitional rule of the EIT Law, the companies could only elect to apply one favorable preferential tax treatment, which resulted in the applicable EIT rate of 12.5% for 2012, and the companies started to enjoy the preferential tax rate of 15% as an HNTE for 2014.

STA R&D, which is located in Shanghai, was recognized as an HNTE in 2012 and was eligible to enjoy a reduced 15% EIT rate for 2012 through 2014. STA R&D obtained approval from the relevant tax authority to enjoy the one-year exemption and three-year 50% deduction (“1+3 tax holiday”) in April 2013, thus STA R&D became eligible for income tax rates of 0%, 12.5%, 12.5%, and 12.5% for 2012 through 2015.

WAWH, located in Wuhan, was incorporated in November 2010. Abgent Suzhou, located in Suzhou, was acquired in October 2011. In 2012, these two subsidiaries were qualified as HNTEs, thereby becoming eligible to enjoy a preferential tax rate of 15% from 2012 to 2014. WXBIO, located in Wuxi, was incorporated in May 2010, was qualified as an NHTE in August 2013 and enjoyed and will enjoy the preferential tax rate of 15% from 2013 to 2015.

Abgent SZ, located in Suzhou, was recognized as HNTE in 2012, making it eligible to enjoy a 15% preferential tax rate as HNTE from 2012 to 2014.

Other subsidiaries incorporated in the PRC are subject to the uniform tax rate of 25% for the years ended December 31, 2012, 2013, 2014 and thereafter.

United States Taxation

WuXi AppTec Holding Company, Inc.; WuXi AppTec, Inc. and XenoBiotic Laboratories, Inc. are registered in Delaware. Chemdepo and Abgent, Inc. are registered in California. These subsidiaries are subject to a U.S. federal corporate marginal income tax rate of 34%. They operate in several states and are subject to state tax rates ranging from approximately 5% to 10%.

Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2012	2013	2014
Current tax expense (benefit):
PRC	$14,616	$17,054	$20,743
United States	96	1,650	6,290
Other	57	(174)	(34)
Deferred tax expense(benefit):
PRC	(1,379)	1,317	(1,283)
United States	4,002	3,661	(1,298)
Other	1	(44)	35

Income tax expense	$17,393	$23,464	$24,453

The principal components of deferred income tax assets / liabilities are as follows:

	As of December 31,
	2013	2014
Current deferred tax assets:
Bad debt provision	$222	362
Prepaid expenses and accruals	52	425
Bonus accruals	2,935	2,967
Net operating losses	1,142	405
Share-based compensation	—	553
Other	1,647	2,019

Less: valuation allowance	(9)	(5)

Subtotal	$5,989	$6,726

Noncurrent deferred tax assets:
Net operating loss carryforwards	595	1,899
Other	235	409
Less: valuation allowance	(579)	(891)

Subtotal	$251	$1,417

Total deferred tax assets	$6,240	$8,143

Current deferred tax liabilities:
Unrealized foreign-exchange gains	$329	$—
Others	(17)	(3)

Subtotal	$312	$(3)

Noncurrent deferred tax liabilities:
Intangible asset basis difference	1,579	8,126
Others	1,828	2,251
Subtotal	$3,407	$10,377

Total deferred tax liabilities	$3,719	$10,374

A reconciliation of the statutory corporate tax rate in the PRC to WuXi’s effective tax rate is as follows:

	Year Ended December 31,
	2012	2013	2014
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	3.4%	1.8%	4.2%
Expenses not deductible for tax purposes:
Entertainment expenses	0.2%	0.1%	0.6%
Investment income under equity method	—	0.8%	0.0%
Welfare expenses	—	0.1%	0.0%
Goodwill impairment	0.4%	0.0%	0.0%
Decrease of unrecognized tax benefit	(0.7)%	0.0%	0.0%
Valuation allowance impact	—	0.4%	0.2%
Other expenses	(0.7)%	0.4%	(0.4)%
Tax exemption and tax relief:
Reduced tax rate for tax holiday	(2.2)%	(1.6)%	(2.4)%
Reduced tax rate for HNTEs	(7.7)%	(8.7)%	(8.5)%
Deferred tax effect due to tax rate change	(0.3)%	0.6%	(0.2)%
Tax true-up	(0.7)%	(1.9)%	(0.6)%

Effective tax rate	16.7%	17.0%	17.9%

The Company determines whether a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. As of December 31, 2012, 2013 and 2014, the balance of uncertain tax benefits were $0, $0 and $0, respectively.

As of December 31, 2014, the Company’s PRC subsidiaries had approximately $514.1 million of undistributed earnings, which were considered to be indefinitely reinvested, and accordingly, no provision for income taxes has been provided thereon. Upon distribution of those earnings generated after January 1, 2008 in the form of dividends or otherwise, the Company would be subject to a 10% withholding tax. Distributions of earnings generated before January 1, 2008, are exempt from PRC dividend withholding tax.

As of December 31, 2014, the Company’s PRC subsidiaries had a combined net operating loss carryforward of $2.5 million, which will expire between 2015 and 2019, if not used.

As of December 31, 2014, the Company’s U.S. subsidiaries had state gross operating loss carryforwards of $0.6 million, which expire between 2024 and 2032.

For the years ended December 31, 2014, a valuation allowance of $0.9 million on deferred tax assets was provided. The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets are more likely than not to be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses; forecasts of future profitability; the duration of statutory carryforward periods; the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended by five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance. In the case of a transfer pricing adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2009 through 2014 on non-transfer-pricing matters, and from the inception of the Company through 2013 on transfer-pricing matters.

The Company’s U.S. subsidiaries’ federal income tax returns are subject to examination for 2010 and subsequent years. State income tax returns are generally subject to examination for a period of three to four years after a return is filed.

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2012	2013	2014
Aggregate amount:	$2,361	$3,382	$3,218
Per share effect—basic	0.00	0.01	0.01
Per share effect—diluted	0.00	0.01	0.01